Income Taxes (Tables) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of Income Tax Expense Benefits	Income tax expense (benefits)
	2019	2018
Current tax expense	$35,456	$-
Deferred tax expense (benefits)	129,812	(43,930)
	$165,268	$(43,930)
Income tax expense (benefits)
	For the years ended December 31,
	2018	2017
Current tax expense	$-	$-
Deferred tax benefits	(43,930)	-
	$(43,930)	$-

Schedule of Reconciliation of Effective Income Tax Rates

A reconciliation of the effective tax rates from 25% statutory tax rates is as follows:

	2019	2018
Income (loss) before tax	$539,208	$(323,211)
Tax expense calculated at statutory tax rate	134,802	(80,803)
Income tax exemptions and reliefs	(72,418)	-
Income tax difference under difference tax jurisdictions	65,596	(12,472)
Others (Note 1)	37,288	49,345
	$165,268	$(43,930)

A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended December 31, 2017 and 2018 is as follows:

	For the years ended December 31,
	2018	2017
Loss before tax	$(323,211)	$(32,829)
Tax benefit calculated at statutory tax rate	(80,803)	(8,207)
Valuation allowance	36,873	8,207
	$(43,930)	$-

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	2019	2018
Beginning of the year	$129,812	$-
Deferred tax assets acquired through acquisition of ZDSE	-	89,384
(Debited)/Credited to the statement of income (loss)	(129,322)	43,930
Exchange difference	(490)	(3,502)
End of the period/year	$-	$129,812

The movement in the deferred income tax account is as follows:

	2018	2017
At January 1	$-	$-
Deferred tax assets acquired through acquisition of ZDSE	89,384	-
Credited to the statement of loss	43,930	-
Exchange difference	(3,502)
At December 31	$129,812	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Schedule of Income Tax Expense Benefits	Income tax expense (benefits)
	For the six months ended June 30,
	2018	2017
Deferred income tax:
-Origination and reversal of temporary differences	$48,515	$(56,648)

Schedule of Reconciliation of Effective Income Tax Rates

A reconciliation of the effective tax rates from 25% statutory tax rates for the six months ended June 30, 2017 and 2018 is as follows:

	For the six months ended June 30,
	2018	2017
Profit (loss) before tax	$103,054	$(226,590)
Tax expense calculated at statutory tax rate	25,764	(56,648)
Expense not deductible for tax	22,751	-
	$48,515	$(56,648)

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	As of June 30,
	2018	2017
At January 1	$138,401	$80,176
(Charged) credited to the statement of loss	(48,515)	56,648
Exchange difference	(502)	2,728
At June 30	$89,384	$139,552